Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Computers, software and office equipment	$ 3,113	$ 4,622
Leasehold improvements	8,024	5,211
Sub-total	11,137	9,833
Less: accumulated depreciation	3,296	2,195
Fixed assets, net	$ 7,841	$ 7,638